Share-Based Compensation - Summary of Movements of Share Awards Under the East Buy Schemes (Detail) - East Buy 2023 Scheme [Member]	12 Months Ended
May 31, 2024 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share option outstanding, Beginning balance | shares	30,314,000
Number of Share, Granted | shares	30,000
Number of Share, Vested | shares	(12,298,670)
Number of Share, Forfeited | shares	(399,000)
Number of share option outstanding, Ending balance | shares	17,646,330
Weighted average exercise prices, Options outstanding, Beginning balance | $ / shares	$ 3.69
Weighted-average grant date fair value, Granted | $ / shares	3.88
Weighted average exercise prices, Vested | $ / shares	3.69
Weighted average exercise prices, Options, Forfeited | $ / shares	3.69
Weighted average exercise prices, Options outstanding, Ending balance | $ / shares	$ 3.69